Tangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	R$ 19,863,841
Additions	854,993
Write-off	(1,349,343)
Cancellation of lease agreements	(601,124)
Transfers
Balance at ending	18,768,368	R$ 19,863,841
Cost [Member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,644,882
Additions	440
Write-off	(47,160)
Cancellation of lease agreements
Transfers
Balance at ending	2,598,162	2,644,882
Cost [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	7,896,258
Additions	450,877
Write-off	(516,980)
Cancellation of lease agreements
Transfers	82,214
Balance at ending	7,912,368	7,896,258
Cost [Member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	3,266,685
Additions	130,696
Write-off
Cancellation of lease agreements	(601,124)
Transfers
Balance at ending	2,796,257	3,266,685
Cost [Member] | Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,870,381
Additions	29,535
Write-off	(133,840)
Cancellation of lease agreements
Transfers	7,169
Balance at ending	1,773,245	1,870,381
Cost [Member] | Improvements To Third Party Properties [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	4,075,464
Additions	138,179
Write-off	(650,968)
Cancellation of lease agreements
Transfers	20,306
Balance at ending	3,582,982	4,075,464
Cost [Member] | Fixed Assets In Progress [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	110,171
Additions	105,267
Write-off	(394)
Cancellation of lease agreements
Transfers	(109,690)
Balance at ending	105,354	110,171
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(12,773,741)
Additions	(1,586,278)
Write-off	1,617,053
Balance at ending	(12,742,965)	(12,773,741)
Accumulated Depreciation [Member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(1,033,630)
Additions	(84,982)
Write-off	39,899
Balance at ending	(1,078,712)	(1,033,630)
Accumulated Depreciation [Member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(5,386,398)
Additions	(831,244)
Write-off	429,930
Balance at ending	(5,787,712)	(5,386,398)
Accumulated Depreciation [Member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(1,873,759)
Additions	(390,712)
Write-off	527,577
Balance at ending	(1,736,894)	(1,873,759)
Accumulated Depreciation [Member] | Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(1,427,031)
Additions	(89,836)
Write-off	115,207
Balance at ending	(1,401,660)	(1,427,031)
Accumulated Depreciation [Member] | Improvements To Third Party Properties [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(3,052,923)
Additions	(189,503)
Write-off	504,441
Balance at ending	(2,737,986)	(3,052,923)
Accumulated Depreciation [Member] | Fixed Assets In Progress [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Additions
Write-off
Balance at ending
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(4,537)
Balance at ending	(3,503)	(4,537)
Impacts on results	1,034	(949)
Accumulated impairment [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(4,537)
Balance at ending	(3,503)	(4,537)
Impacts on results	1,034	(502)
Accumulated impairment [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at ending
Impacts on results		(447)
Accumulated impairment [member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at ending
Impacts on results
Accumulated impairment [member] | Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at ending
Impacts on results
Accumulated impairment [member] | Improvements To Third Party Properties [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at ending
Impacts on results
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	6,021,900	7,085,564
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	1,515,947	1,606,716
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	2,124,656	2,509,860
Gross carrying amount [member] | Leased Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	1,059,363	1,392,926
Gross carrying amount [member] | Facilities [Member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	371,584	443,350
Gross carrying amount [member] | Improvements To Third Party Properties [Member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	844,995	1,022,541
Gross carrying amount [member] | Fixed Assets In Progress [Member]
IfrsStatementLineItems [Line Items]
Balance carrying amount	R$ 105,354	R$ 110,171